UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2006

Date of reporting period:	6/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

June 30, 2005

(Unaudited)

Share	Description	Value
	EQUITIES—107.9%
	HONG KONG—30.9%
435,000	ASM Pacific Technology, Ltd.	$2,025,511
	(Information Technology)
386,000	Cafe De Coral Holdings, Ltd.	438,964
	(Consumer Discretionary)
178,000	Cheung Kong Holdings, Ltd.	1,720,754
	(Real Estate-Developers)
718,500	China Netcom Group Corp., Ltd.	1,040,524
	(Telecommunications)
3,080,000	China Oilfield Services, Ltd. (Class “H” Shares)	1,124,166
	(Energy)
560,000	China Shipping Development Co., Ltd. (Class “H” Shares)	422,242
	(Industrials)
5,294,000	China Telecom Corp., Ltd. (Class “H” Shares)	1,873,731
	(Telecommunications)
1,622,000	CNOOC, Ltd.	956,107
	(Energy)
650,000	Cosco Pacific, Ltd. (Class “H” Shares)	1,258,284
	(Industrials)
338,000	Esprit Asia Holdings, Ltd.	2,437,324
	(Consumer Discretionary)
1,100,000	Global Bio-chem Technology Group Co., Ltd.	681,406
	(Consumer Staples)
7,888,000	Guangdong Investment, Ltd.	2,322,968
	(Utilities)
1,871,000	Hang Lung Properties, Ltd.	2,743,599
	(Real Estate-Developers)
185,000	Hang Seng Bank, Ltd.	2,516,790
	(Banking)
2,000,000	Hong Kong and China Gas Co., Ltd.	4,071,123
	(Utilities)

Share	Description	Value
1,285,000	Hongkong Land Holdings, Ltd.	$3,579,292
	(Real Estate-Developers)
111,600	HSBC Holdings PLC	1,776,670
	(Banking)
439,300	Hutchison Whampoa, Ltd.	3,953,895
	(Industrials)
1,426,400	Kingboard Chemical Holdings, Ltd.	4,513,818
	(Information Technology)
2,356,000	PetroChina Co., Ltd. (Class “H” Shares)	1,731,357
	(Energy)
2,200,000	Ports Design, Ltd.(a)	1,592,918
	(Consumer Discretionary)
1,356,000	Sinopec Zhenhai Refining & Chemical Co., Ltd.	1,275,348
	(Energy)
528,000	Swire-Pacific, Ltd. “A”	4,655,565
	(Real Estate-Developers)
779,000	Techtronic Industries Co., Ltd.	1,958,361
	(Consumer Discretionary)
427,000	Tong Ren Tang Technologies Co., Ltd. (Class “H” Shares)	774,765
	(Health Care)
612,000	Weichai Power Co., Ltd. (Class “H” Shares)	1,804,193

	(Industrials)
		53,249,675

	INDIA—1.8%
78,147	Housing Development Finance Corp., Ltd.	1,584,680
	(Banking)
34,628	Ranbaxy Laboratories, Ltd.	842,422
	(Health Care)
75,427	Tata Motors, Ltd.	735,531

	(Industrials)
		3,162,633

See Notes to Portfolio of Investments.

4

Share	Description	Value

	MALAYSIA—5.4%
1,940,000	Commerce Asset-Holdings Berhad	$2,574,629
	(Banking)
1,018,700	Malayan Banking Berhad	2,916,085
	(Banking)
696,000	Tanjong PLC	2,396,614
	(Consumer Discretionary)
304,100	Telekom Malaysia Berhad	798,687
	(Telecommunications)
530,000	WTK Holdings Berhad	627,632

	(Materials)
		9,313,647

	PHILIPPINES—1.3%
136,520	Ayala Corporation, Inc.	767,712
	(Diversified Financials)
9,496,000	Ayala Land, Inc.	1,320,486
	(Real Estate-Developers)
1,977,000	Manila Water Co.	222,512

	(Utilities)
		2,310,710

	SINGAPORE—4.6%
2,000,000	ComfortDelGro Corp., Ltd.	2,000,645
	(Industrials)
149,000	Keppel Corp., Ltd.	1,100,830
	(Industrials)
452,000	Macquarie International Infrastructure Fund, Ltd. (a)	311,012
	(Industrials)
98,000	Overseas-Chinese Banking Corp.	673,012
	(Banking)
146,000	Singapore Airlines, Ltd.	968,420
	(Consumer Discretionary)
700,577	Singapore Technologies Engineering, Ltd.	1,004,116
	(Industrials)
2,599,000	Suntec REIT	1,877,658

	(Real Estate-Developers)
		7,935,693

	SOUTH KOREA—29.6%
33,420	Binggrae Co., Ltd.	1,441,130
	(Consumer Staples)
18,420	Cheil Communications, Inc.	3,443,033
	(Consumer Discretionary)

Share	Description	Value
30,660	CJ CGV Co., Ltd.	$782,876
	(Consumer Discretionary)
36,822	Core Logic, Inc.	1,241,674
	(Information Technology)
15,550	Daelim Industrial Co., Ltd.	822,962
	(Industrials)
117,920	GS Holdings Corp.	2,770,633
	(Energy)
120,490	Hana Bank	3,194,514
	(Banking)
84,020	Hanwha Chemical Corp.	993,107
	(Materials)
14,960	Hyundai Mobis	999,732
	(Consumer Discretionary)
44,910	Hyundai Motor Co.	2,473,960
	(Consumer Discretionary)
95,629	Kookmin Bank	4,315,870
	(Banking)
85,910	Korean Air Lines Co., Ltd.	1,434,196
	(Industrials)
92,540	LG Corp.	2,328,249
	(Industrials)
140,000	LG International Corp.	1,723,021
	(Industrials)
20,536	POSCO	3,576,438
	(Materials)
16,268	Samsung Electronics Co.	7,704,449
	(Information Technology)
195,400	Samsung Heavy Industries Co., Ltd.	1,758,699
	(Industrials)
11,874	Shinsegae Co., Ltd.	3,725,054
	(Consumer Staples)
54,670	S-Oil Corp.	4,353,717
	(Energy)
31,890	Woongjin Coway Co., Ltd.	553,335
	(Consumer Discretionary)
147,450	Woori Finance Holdings Co., Ltd.	1,454,546

	(Banking)
		51,091,195

	TAIWAN—29.2%
2,136,000	Advanced Semiconductor Engineering, Inc.	1,588,443
	(Information Technology)
82,000	Asia Optical Co., Inc.	564,745
	(Information Technology)
442,000	Asustek Computer, Inc.	1,243,740
	(Information Technology)

See Notes to Portfolio of Investments.

5

THE ASIA PACIFIC FUND, INC.

Portfolio of Investments

June 30, 2005

(Unaudited)

Share	Description	Value
	TAIWAN—(cont’d.)
2,452,000	AU Optronics Corp.	$4,080,225
	(Information Technology)
648,000	Cathay Financial Holding Co., Ltd.	1,301,272
	(Diversified Financials)
228,020	Chi Mei Optoelectronics Corp. (GDR), 144A (b)	3,522,909
	(Information Technology)
880,400	Formosa Chemicals & Fibre Corp.	1,705,482
	(Materials)
806,974	Hon Hai Precision Industry Co., Ltd.	4,182,797
	(Information Technology)
218,000	MediaTek, Inc.	1,882,459
	(Information Technology)
2,058,000	Nanya Technology Corp.	1,592,181
	(Information Technology)
4,896,347	Powerchip Semiconductor Corp.	3,412,425
	(Information Technology)
4,958,000	Siliconware Precision Industries Co., Ltd	4,853,864
	(Information Technology)
1,452,000	SinoPac Financial Holdings Co., Ltd.	726,824
	(Diversified Financials)
3,211,878	Shin Kong Financial Holding Co., Ltd.	3,227,535
	(Insurance)
2,358,000	Taiwan Cement Corp.	1,458,211
	(Materials)
1,485,000	Taiwan Fertilizer Co., Ltd.	1,956,419
	(Materials)
4,648,294	Taiwan Semiconductor Manufacturing Co., Ltd.	8,092,542
	(Information Technology)
4,407,000	United Microelectronics Corp., Ltd.(a)	3,214,723
	(Information Technology)
2,049,000	Yang Ming Marine Transport	1,817,915

	(Industrials)
		50,424,711

Share		Description	Value
		THAILAND—5.1%
	1,124,600	Bangkok Bank Co., Ltd.	$2,927,052
		(Banking)
	1,763,400	Kasikornbank PCL(a)	2,419,808
		(Banking)
	2,346,500	Shin Corp. PCL	2,129,310
		(Telecommunications)
	1,646,800	Thoresen Thai Agencies PCL	1,354,899

		(Industrials)
			8,831,069

		Total equities (cost $146,564,704)	186,319,333

Principal Amount (000)
		REPURCHASE AGREEMENT—3.6%
		UNITED STATES
US$	6,195	State Street Bank & Trust Company, 1.40%, dated 06/30/05 due 07/01/05 in the amount of $6,195,241 (cost $6,195,000; collateralized by $6,330,000 U.S. Treasury Bonds, 3.625% due 06/30/07, approximate value of collateral including accrued interest $6,322,088)	6,195,000

		Total Investments—111.5% (cost $152,759,704)	192,514,333
		Liabilities in excess of other assets—(11.5%)	(19,915,958)

		Net Assets—100%	$172,598,375

(a)	Non-income producing securities.
(b)	Securiy was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

GDR—Global Depository Receipt

REIT—Real Estate Investment Trust

See Notes to Portfolio of Investments.

6

Notes to Portfolio of Investments

Securities Valuation: Investments are stated at value. Securities for which the primary market is on an exchange shall be valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such day, at the last bid price quoted on such day. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information regarding the issuer or the markets or industry in which it operates, other analytical data; and consistency with valuation of similar securities held by other funds managed by the Investment Manager. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

7

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President and Principal Executive Officer
Date August 25, 2005
By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
Treasurer and Principal Financial Officer

Date August 25, 2005

*	Print the name and title of each signing officer under his or her signature.